Supplemental Oil and Gas Information - Summary of the Changes in the Standardized Measure of Future Net Cash Flows (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Extractive Industries [Abstract]
Beginning of year		$ 1,810,155	[1]	$ 1,358,861	[1]	$ 1,138,271
Sale of oil and natural gas produced, net of production costs		(240,244)		(332,785)		(175,933)
Purchase of minerals in place		53,597		69,282		51,177
Sale of minerals in place		(41,543)		(47,791)		(54,091)
Extensions and discoveries		30,006		653,088		286,796
Changes in income taxes, net		882,942		(995,635)
Changes in prices and costs		(2,284,279)		367,212		(59,083)
Previously estimated development costs incurred		294,617		205,388		62,012
Net changes in future development costs		190,403		(68,079)		(1,295)
Revisions of previous quantities		51,455		713,176		45,183
Accretion of discount		244,123		135,887		110,312
Change in production rates and other		(171,372)		(248,449)		(44,488)
End of year	[1]	$ 819,860		$ 1,810,155		$ 1,358,861

[1]	Includes $63,422 attributable to both noncontrolling interests and NGPCIF for the year ended December 31, 2013.